Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total		Share capital	Share premium	Treasury share reserve	Capital reserve	Legal reserve	Retained earnings reserve	Retained earnings	Other comprehensive income (loss)
Equity at beginning of the period at Dec. 31, 2020	R$ 198,460		R$ 68,968	R$ 0	R$ 0	R$ 6,764	R$ 13,793	R$ 95,515	R$ 0	R$ 13,420
Comprehensive income for the year
Net profit for the year	125,957		0	0	0	0	0	0	125,957	0
Exchange variation in foreign investments	23,830		0	0	0	0	0	0	0	23,830
Cash flow hedges - effective portion of changes in fair value
Total comprehensive income for the year	149,787		0	0	0	0	0	0	125,957	23,830
Contributions, distribution and constitution of reserves
Equity settled share-based payment	2,498			0	0	2,498	0	0	0	0
Tax effect on the share-based compensation	(147)		0	0	0	0	0	(147)	0	0
Share options exercised	0		28,697	0	0	(28,697)	0	0	0	0
Corporate restructuring	0		(88,206)	0	0	95,711	(13,793)	6,288	0	0
Capital contribution	3		3	0	0	0	0	0	0	0
Initial public offering proceeds, gross	915,947		0	915,947	0	0	0	0	0	0
Initial public offering costs, net of taxes	(66,876)		0	0	0	(66,876)	0	0	0	0
Additional dividends of previous year	(95,368)		0	0	0	0	0	(95,368)	0	0
Interest on shareholders' equity	(6,288)		0	0	0	0	0	(6,288)	0	0
Constitution of retained earnings reserve	0		0	0	0	0	0	125,957	(125,957)	0
Total contributions and distribution and constitution of reserves	749,769		(59,506)	915,947	0	2,636	(13,793)	30,442	(125,957)	0
Changes in ownership interest
Spin-off of the CI&T IOT	(8,829)		(9,426)	0	0	597	0	0	0	0
Merger of Hoshin	108		0	0	0	108	0	0	0	0
Total changes in ownership interest	(8,721)		(9,426)	0	0	705	0	0	0	0
Equity at end of the period at Dec. 31, 2021	1,089,295		36	915,947	0	10,105	0	125,957	0	37,250
Comprehensive income for the year
Net profit for the year	95,710		0	0	0	0	0	0	95,710	0
Exchange variation in foreign investments	(84,840)		0	0	0	0	0	0	0	(84,840)
Cash flow hedges - effective portion of changes in fair value	(15,532)		0	0	0	0	0	0	0	(15,532)
Total comprehensive income for the year	(4,662)	[1],[2]	0	0	0	0	0	0	95,710	(100,372)
Contributions, distribution and constitution of reserves
Issues of ordinary shares related to business combinations	30,226		0	30,226	0	0	0	0	0	0
Equity settled share-based payment - Vested immediately	174,898		0	0	0	174,898	0	0	0	0
Equity settled share-based payment	5,547		0	0	0	5,547	0	0	0	0
Share options exercised	12,669		1	0	0	12,668	0	0
Treasury shares reissued									0	0
Constitution of retained earnings reserve	0		0	0	0	0	0	95,710	(95,710)	0
Total contributions and distribution and constitution of reserves	223,340		1	30,226	0	193,113	0	95,710	(95,710)	0
Equity at end of the period at Dec. 31, 2022	1,307,973	[1],[2]	37	946,173	0	203,218	0	221,667	0	(63,122)
Comprehensive income for the year
Net profit for the year	132,573		0	0	0	0	0	0	132,573	0
Exchange variation in foreign investments	(48,153)		0	0	0	0	0	0	0	(48,153)
Cash flow hedges - effective portion of changes in fair value	13,203		0	0	0	0	0	0	0	13,203
Total comprehensive income for the year	97,623		0	0	0	0	0	0	132,573	(34,950)
Contributions, distribution and constitution of reserves
Treasury shares acquired	(43,414)		0	0	(43,414)	0	0	0	0	0
Equity settled share-based payment	47,371		0	0	0	47,371	0	0	0	0
Restricted stock units exercised	471		0	16,119	5,090	(20,738)	0	0	0	0
Share options exercised	1,227		0	0	0	1,227	0	0	0	0
Treasury shares reissued	0		0	18,601	38,324	(56,925)	0	0	0	0
Constitution of retained earnings reserve	0		0	0		0	0	132,573	(132,573)	0
Total contributions and distribution and constitution of reserves	5,655		0	34,720	0	(29,065)	0	132,573	(132,573)	0
Equity at end of the period at Dec. 31, 2023	R$ 1,411,251		R$ 37	R$ 980,893	R$ 0	R$ 174,153	R$ 0	R$ 354,240	R$ 0	R$ (98,072)

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and